                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                         Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 7/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 9.5%

 Energy - 0.6%

 Oil & Gas Equipment & Services - 0.2%

 2,170,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 1,824,156

 Oil & Gas Exploration & Production - 0.4%

 4,930,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 $

 4,255,206

 Total Energy

 $

 6,079,362

 Capital Goods - 1.0%

 Aerospace & Defense - 0.1%

 1,150,000

 The KeyW Holding Corp., 2.5%, 7/15/19

 $

 1,101,844

 Construction & Engineering - 0.5%

 4,190,000

 Dycom Industries, Inc., 0.75%, 9/15/21

 $

 4,899,681

 Electrical Components & Equipment - 0.4%

 4,969,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 4,378,931

 Total Capital Goods

 $

 10,380,456

 Transportation - 0.1%

 Airport Services - 0.1%

 1,250,000

 Macquarie Infrastructure Corporation, 2.0%, 10/1/23

 $

 1,232,812

 Total Transportation

 $

 1,232,812

 Consumer Services - 0.2%

 Security & Alarm Services - 0.2%

 2,710,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,168,000

 Total Consumer Services

 $

 2,168,000

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 3,530,000

 KB Home, 1.375%, 2/1/19

 $

 3,768,275

 Total Consumer Durables & Apparel

 $

 3,768,275

 Media - 0.4%

 Cable & Satellite - 0.4%

 3,351,000

 DISH Network Corp., 2.375%, 3/15/24 (144A)

 $

 3,577,192

 Total Media

 $

 3,577,192

 Retailing - 0.5%

 Internet Retail - 0.5%

 1,320,000

 Ctrip.com International, Ltd., 1.25%, 9/15/22 (144A)

 $

 1,489,125

 3,635,000

 Shutterfly, Inc., 0.25%, 5/15/18

 3,632,728

 $

 5,121,853

 Total Retailing

 $

 5,121,853

 Health Care Equipment & Services - 1.3%

 Health Care Equipment - 0.9%

 2,280,000

 Insulet Corp., 1.25%, 9/15/21 (144A)

 $

 2,480,925

 1,795,000

 NuVasive, Inc., 2.25%, 3/15/21

 2,241,506

 4,540,000

 Wright Medical Group, Inc., 2.0%, 2/15/20

 4,951,438

 $

 9,673,869

 Health Care Supplies - 0.4%

 2,015,000

 Endologix, Inc., 2.25%, 12/15/18

 $

 1,929,362

 1,390,000

 Endologix, Inc., 3.25%, 11/1/20

 1,189,319

 505,000

 Quidel Corp., 3.25%, 12/15/20

 616,416

 $

 3,735,097

 Total Health Care Equipment & Services

 $

 13,408,966

 Pharmaceuticals, Biotechnology & Life Sciences - 2.3%

 Biotechnology - 1.0%

 1,705,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 $

 2,009,769

 2,815,000

 Emergent BioSolutions, Inc., 2.875%, 1/15/21

 3,773,859

 2,455,000

 The Medicines Co., 2.5%, 1/15/22

 3,211,447

 955,000

 The Medicines Co., 2.75%, 7/15/23

 1,026,052

 $

 10,021,127

 Pharmaceuticals - 1.1%

 3,015,000

 Impax Laboratories, Inc., 2.0%, 6/15/22

 $

 2,643,778

 4,835,000

 Innoviva, Inc., 2.125%, 1/15/23

 4,517,703

 3,570,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 3,895,762

 $

 11,057,243

 Life Sciences Tools & Services - 0.2%

 1,415,000

 Albany Molecular Research, Inc., 2.25%, 11/15/18

 $

 2,019,028

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 23,097,398

 Software & Services - 1.5%

 Internet Software & Services - 0.4%

 1,110,000

 Akamai Technologies, Inc., 2/15/19 (d)

 $

 1,082,944

 262,000

 WebMD Health Corp., 2.5%, 1/31/18

 277,720

 615,000

 WebMD Health Corp., 2.625%, 6/15/23

 614,231

 1,530,000

 Zillow Group, Inc., 2.0%, 12/1/21 (144A)

 1,720,294

 $

 3,695,189

 Data Processing & Outsourced Services - 0.3%

 3,185,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 3,037,694

 Application Software - 0.6%

 1,840,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 2,188,450

 1,700,000

 Nuance Communications, Inc., 1.0%, 12/15/35

 1,639,438

 2,785,000

 Synchronoss Technologies, Inc., 0.75%, 8/15/19

 2,633,566

 $

 6,461,454

 Systems Software - 0.2%

 595,000

 FireEye, Inc., 1.0%, 6/1/35

 $

 560,788

 595,000

 FireEye, Inc., 1.625%, 6/1/35

 540,334

 905,000

 Nice Systems, Inc., 1.25%, 1/15/24 (144A)

 972,309

 $

 2,073,431

 Total Software & Services

 $

 15,267,768

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 925,000

 Finisar Corp., 0.5%, 12/15/33

 $

 1,052,188

 805,000

 Lumentum Holdings, Inc., 0.25%, 3/15/24 (144A)

 998,703

 $

 2,050,891

 Total Technology Hardware & Equipment

 $

 2,050,891

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductor Equipment - 0.1%

 471,000

 Teradyne, Inc., 1.25%, 12/15/23 (144A)

 $

 595,521

 Semiconductors - 0.9%

 1,675,000

 Microchip Technology, Inc., 1.625%, 2/15/27 (144A)

 $

 1,855,062

 2,113,000

 ON Semiconductor Corp., 1.0%, 12/1/20

 2,271,475

 2,772,000

 ON Semiconductor Corp., 1.625%, 10/15/23 (144A)

 2,867,288

 875,000

 Silicon Laboratories, Inc., 1.375%, 3/1/22 (144A)

 942,812

 1,060,000

 Synaptics, Inc., 0.5%, 6/15/22 (144A)

 1,087,825

 $

 9,024,462

 Total Semiconductors & Semiconductor Equipment

 $

 9,619,983

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $90,441,119)

 $

 95,772,956

 PREFERRED STOCKS - 0.4%

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 4,940

 CEVA Group Plc, 12/31/14 (d)

 $

 1,531,416

 Total Transportation

 $

 1,531,416

 Diversified Financials - 0.3%

 Consumer Finance - 0.3%

 97,845

 6.82

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,597,785

 Total Diversified Financials

 $

 2,597,785

 TOTAL PREFERRED STOCKS

 (Cost $7,271,241)

 $

 4,129,201

 CONVERTIBLE PREFERRED STOCKS - 1.4%

 Health Care Equipment & Services - 0.3%

 Health Care Supplies - 0.3%

 7,708

 Alere, Inc., 3.0% (Perpetual)

 $

 3,063,930

 Health Care Services - 0.0%+

 742

 BioScrip, Inc. (Perpetual) (c)(d)

 $

 68,885

 Total Health Care Equipment & Services

 $

 3,132,815

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 2,700

 Allergan Plc, 5.5%, 3/1/18

 $

 2,413,827

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,413,827

 Banks - 0.9%

 Diversified Banks - 0.9%

 920

 Bank of America Corp., 7.25% (Perpetual)

 $

 1,194,160

 5,721

 Wells Fargo & Co., 7.5% (Perpetual)

 7,594,628

 $

 8,788,788

 Total Banks

 $

 8,788,788

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $11,718,036)

 $

 14,335,430

 Shares

 COMMON STOCKS - 3.9%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 6,967,063

 Ascent CNR Corp. Class A

 $

 905,718

 996

 Midstates Petroleum Co, Inc.

 14,123

 430

 SilverBow Resources, Inc.

 10,763

 $

 930,604

 Coal & Consumable Fuels - 0.0%+

 730

 Alpha Natural Resources Holdings, Inc.

 $

 3,102

 568

 Contura Energy, Inc.

 39,419

 $

 42,521

 Total Energy

 $

 973,125

 Materials - 0.3%

 Commodity Chemicals - 0.3%

 30,554

 LyondellBasell Industries NV

 $

 2,752,610

 Steel - 0.0%+

 730

 ANR, Inc. (Class C)

 $

 8,760

 Total Materials

 $

 2,761,370

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 73,714

 Liberty Tire Recycling LLC (c)

 $

 737

 Total Capital Goods

 $

 737

 Transportation - 0.2%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 650,387

 Airlines - 0.1%

 19,931

 United Continental Holdings, Inc. *

 $

 1,348,930

 Total Transportation

 $

 1,999,317

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.6%

 509,002

 Ford Motor Co.

 $

 5,711,002

 Total Automobiles & Components

 $

 5,711,002

 Consumer Services - 0.2%

 Restaurants - 0.2%

 38,427

 Starbucks Corp.

 $

 2,074,289

 Total Consumer Services

 $

 2,074,289

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 42,985

 Revlon, Inc. *

 $

 840,357

 Total Household & Personal Products

 $

 840,357

 Health Care Equipment & Services - 0.8%

 Health Care Services - 0.1%

 255,259

 BioScrip, Inc. *

 $

 737,699

 Managed Health Care - 0.7%

 29,704

 Aetna, Inc.

 $

 4,583,624

 16,643

 Cigna Corp.

 2,888,559

 $

 7,472,183

 Total Health Care Equipment & Services

 $

 8,209,882

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.1%

 30,191

 Mylan NV

 $

 1,177,147

 Life Sciences Tools & Services - 0.1%

 3,334

 Thermo Fisher Scientific, Inc.

 $

 585,217

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,762,364

 Banks - 0.1%

 Diversified Banks - 0.1%

 16,556

 JPMorgan Chase & Co.

 $

 1,519,841

 Total Banks

 $

 1,519,841

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 22,185

 Capital One Financial Corp.

 $

 1,911,903

 Total Diversified Financials

 $

 1,911,903

 Real Estate - 0.9%

 Diversified REIT - 0.7%

 279,662

 Forest City Enterprises LP *

 $

 6,818,160

 Specialized REIT - 0.2%

 76,215

 Uniti Group, Inc.

 $

 1,951,104

 Total Real Estate

 $

 8,769,264

 Technology Hardware & Equipment - 0.2%

 Computer Hardware Storage & Peripherals - 0.2%

 70,088

 NCR Corp. *

 $

 2,652,831

 Total Technology Hardware & Equipment

 $

 2,652,831

 Telecommunication Services - 0.0%+

 Integrated Telecommunication Services - 0.0%+

 21,426

 Windstream Holdings, Inc.

 $

 81,205

 Total Telecommunication Services

 $

 81,205

 TOTAL COMMON STOCKS

 (Cost $30,104,136)

 $

 39,267,487

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 0.2%

 750,000

 InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46

 $

 773,317

 998,564

 VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)

 984,047

 $

 1,757,364

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,731,378)

 $

 1,757,364

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%

 1,475,000

 5.83

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 $

 1,439,087

 2,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 1,603,491

 2,750,000

 5.89

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 2,744,729

 1,200,000

 5.89

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 849,840

 1,300,000

 5.23

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 1,230,296

 600,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 538,572

 380,943

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 251,817

 2,513,900

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,221,333

 370,126

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 368,460

 3,000,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 2,422,043

 1,350,000

 4.05

 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)

 1,241,541

 2,171,000

 5.83

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 2,141,909

 750,000

 5.86

 Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Floating Rate Note, 7/15/45

 742,515

 $

 17,795,633

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $18,336,947)

 $

 17,795,633

 CORPORATE BONDS - 68.7%

 Energy - 12.9%

 Oil & Gas Drilling - 0.6%

 780,000

 Rowan Companies, Inc., 4.875%, 6/1/22

 $

 739,050

 3,604,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 2,612,900

 375,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 285,892

 2,730,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 2,573,025

 $

 6,210,867

 Oil & Gas Equipment & Services - 0.6%

 4,500,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 4,387,500

 1,955,000

 Archrock Partners LP, 6.0%, 4/1/21

 1,935,450

 $

 6,322,950

 Oil & Gas Exploration & Production - 6.5%

 2,053,000

 Antero Resources Corp., 5.0%, 3/1/25

 $

 2,022,205

 2,320,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 1,479,000

 1,368,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 1,450,080

 1,760,000

 Chesapeake Energy Corp., 8.0%, 6/15/27 (144A)

 1,760,000

 3,660,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 3,595,950

 1,544,000

 Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)

 1,003,600

 2,050,000

 Concho Resources, Inc., 4.375%, 1/15/25

 2,114,062

 3,675,000

 Concho Resources, Inc., 5.5%, 4/1/23

 3,794,438

 1,255,000

 Continental Resources, Inc., 4.5%, 4/15/23

 1,223,625

 1,565,000

 Covey Park Energy LLC, 7.5%, 5/15/25 (144A)

 1,604,125

 375,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 191,250

 2,390,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 1,296,575

 1,050,000

 Extraction Oil & Gas Inc., 7.375%, 5/15/24 (144A)

 1,082,812

 2,240,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 2,245,600

 2,060,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 2,034,250

 3,100,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 3,096,125

 2,185,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 2,622,000

 1,425,000

 Halcon Resources Corp., 6.75%, 2/15/25 (144A)

 1,453,058

 3,788,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 3,693,300

 1,025,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 991,688

 3,630,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 2,985,675

 870,000

 Murphy Oil Corp., 6.875%, 8/15/24

 924,375

 705,000

 Newfield Exploration Co., 5.625%, 7/1/24

 739,369

 3,320,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 3,286,800

 540,000

 Parsley Energy LLC, 5.25%, 8/15/25 (144A)

 549,450

 2,888,000

 Parsley Energy LLC, 6.25%, 6/1/24 (144A)

 3,061,280

 3,510,000

 PDC Energy, Inc., 7.75%, 10/15/22

 3,667,950

 2,635,000

 Rice Energy Inc., 6.25%, 5/1/22

 2,753,575

 1,878,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,530,570

 2,375,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 2,149,375

 235,000

 SM Energy Co., 6.5%, 1/1/23

 232,650

 2,020,000

 SM Energy Co., 6.75%, 9/15/26

 2,009,900

 354,000

 SM Energy Company, 6.125%, 11/15/22

 346,920

 1,812,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,938,840

 670,000

 WPX Energy, Inc., 8.25%, 8/1/23

 737,000

 $

 65,667,472

 Oil & Gas Refining & Marketing - 1.6%

 6,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 5,954,062

 685,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 653,306

 1,973,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 2,007,575

 1,965,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 1,974,825

 4,695,000

 Tesoro Corp., 5.375%, 10/1/22

 4,853,450

 $

 15,443,218

 Oil & Gas Storage & Transportation - 3.6%

 3,150,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 3,220,875

 5,833,000

 Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 (144A)

 6,073,611

 2,800,000

 Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)

 2,835,000

 1,414,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 1,523,585

 3,618,000

 Genesis Energy LP, 5.75%, 2/15/21

 3,654,180

 3,375,000

 Global Partners LP, 7.0%, 6/15/23

 3,408,750

 1,555,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 1,619,144

 1,532,000

 NGPL Pipeco LLC, 4.375% (144A)

 1,576,045

 2,140,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 2,334,841

 490,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 496,738

 2,900,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,856,500

 2,491,000

 Targa Resources Partners LP, 5.25%, 5/1/23

 2,568,844

 3,892,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 4,047,680

 $

 36,215,793

 Total Energy

 $

 129,860,300

 Materials - 4.7%

 Commodity Chemicals - 0.4%

 1,220,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 1,145,275

 2,420,000

 Tronox Finance LLC, 6.375%, 8/15/20

 2,432,100

 $

 3,577,375

 Diversified Chemicals - 0.3%

 540,000

 Alpha 3 BV, 6.25%, 2/1/25 (144A)

 $

 556,200

 2,830,000

 CF Industries, Inc., 3.45%, 6/1/23

 2,677,888

 $

 3,234,088

 Specialty Chemicals - 0.5%

 4,330,000

 Kraton Polymers LLC, 7.0%, 4/15/25 (144A)

 $

 4,654,750

 Metal & Glass Containers - 2.3%

 EURO

 950,000

 ARD Finance SA, 6.625%, 9/15/23 (PIK)

 $

 1,201,671

 950,000

 ARD Finance SA, 7.125%, 9/15/23 (PIK)

 1,020,452

 2,160,000

 Ardagh Packaging Finance Plc, 6.0%, 2/15/25 (144A)

 2,300,400

 4,901,000

 Ball Corp., 5.25%, 7/1/25

 5,391,100

 9,120,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 10,693,200

 2,790,000

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 3,016,688

 $

 23,623,511

 Diversified Metals & Mining - 0.8%

 1,850,000

 Coeur Mining, Inc., 5.875%, 6/1/24 (144A)

 $

 1,826,875

 985,000

 First Quantum Minerals, Ltd., 7.5%, 1/4/25 (144A)

 1,011,102

 2,475,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 2,400,750

 975,000

 Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)

 1,070,062

 1,307,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,350,915

 $

 7,659,704

 Gold - 0.2%

 1,835,000

 Kinross Gold Corp., 4.5%, 7/15/27 (144A)

 $

 1,828,119

 Steel - 0.2%

 1,230,000

 Commercial Metals Co., 5.375%, 7/15/27

 $

 1,282,275

 1,060,000

 SunCoke Energy Partners LP, 7.5%, 6/15/25 (144A)

 1,091,800

 $

 2,374,075

 Total Materials

 $

 46,951,622

 Capital Goods - 3.8%

 Aerospace & Defense - 0.3%

 2,430,000

 Engility Corp., 8.875%, 9/1/24

 $

 2,636,550

 230,000

 Triumph Group, Inc., 5.25%, 6/1/22

 216,775

 $

 2,853,325

 Building Products - 0.4%

 1,800,000

 Griffon Corp., 5.25%, 3/1/22

 $

 1,840,500

 1,806,000

 USG Corp., 4.875%, 6/1/27 (144A)

 1,864,695

 $

 3,705,195

 Construction & Engineering - 0.5%

 2,360,000

 AECOM, 5.875%, 10/15/24

 $

 2,575,350

 2,250,000

 Tutor Perini Corp., 6.875%, 5/1/25 (144A)

 2,418,750

 $

 4,994,100

 Electrical Components & Equipment - 0.2%

 1,490,000

 Exterran Energy Solutions LP, 8.125%, 5/1/25 (144A)

 $

 1,557,050

 Industrial Conglomerates - 0.7%

 2,410,000

 CSVC Acquisition Corp., 7.75%, 6/15/25 (144A)

 $

 2,492,844

 4,030,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 4,226,462

 785,000

 Park-Ohio Industries, Inc., 6.625%, 4/15/27 (144A)

 830,628

 $

 7,549,934

 Industrial Machinery - 1.0%

 4,485,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 4,641,975

 2,600,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 2,723,500

 2,076,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 1,946,250

 1,025,000

 EnPro Industries, Inc., 5.875%, 9/15/22 (144A)

 1,069,844

 $

 10,381,569

 Trading Companies & Distributors - 0.7%

 2,020,000

 United Rentals North America, Inc., 5.5%, 5/15/27

 $

 2,131,100

 1,963,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 2,085,688

 385,000

 United Rentals North America, Inc., 5.875%, 9/15/26

 414,356

 2,330,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 2,399,900

 $

 7,031,044

 Total Capital Goods

 $

 38,072,217

 Commercial Services & Supplies - 0.2%

 Diversified Support Services - 0.2%

 2,165,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 $

 2,267,838

 Total Commercial Services & Supplies

 $

 2,267,838

 Transportation - 0.9%

 Airlines - 0.6%

 1,920,000

 Air Canada, 5.00%, 3/15/20 (144A)

 $

 1,963,200

 1,060,000

 Dae Funding LLC, 4.5%, 8/1/22 144A

 1,078,550

 2,950,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 2,913,125

 $

 5,954,875

 Trucking - 0.3%

 3,500,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 $

 2,800,000

 Total Transportation

 $

 8,754,875

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.9%

 3,380,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 3,620,825

 1,430,000

 IHO Verwaltungs GmbH, 4.5%, 9/15/23 (144A) (PIK)

 1,472,900

 909,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 885,521

 3,185,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 3,368,138

 $

 9,347,384

 Total Automobiles & Components

 $

 9,347,384

 Consumer Durables & Apparel - 4.8%

 Home Furnishings - 0.2%

 1,750,000

 Tempur Sealy International, Inc., 5.5%, 6/15/26

 $

 1,802,500

 Homebuilding - 4.3%

 385,000

 Beazer Homes USA, Inc., 6.75%, 3/15/25

 $

 405,694

 1,540,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 1,670,900

 3,975,000

 CalAtlantic Group, Inc., 6.25%, 12/15/21

 4,412,250

 8,375,000

 KB Home, 7.0%, 12/15/21

 9,369,531

 4,150,000

 Lennar Corp., 4.5%, 6/15/19

 4,289,232

 7,930,000

 Lennar Corp., 4.75%, 11/15/22

 8,415,712

 3,660,000

 Meritage Homes Corp., 7.0%, 4/1/22

 4,154,100

 3,059,000

 PulteGroup, Inc., 5.0%, 1/15/27

 3,166,065

 1,500,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,518,750

 3,990,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 4,249,350

 1,840,000

 TRI Pointe Group, Inc., 5.25%, 6/1/27

 1,852,659

 $

 43,504,243

 Textiles - 0.3%

 2,920,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 3,000,300

 Total Consumer Durables & Apparel

 $

 48,307,043

 Consumer Services - 2.5%

 Casinos & Gaming - 1.1%

 1,080,000

 Eldorado Resorts Inc., 6.0%, 4/1/25

 $

 1,155,600

 500,919

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)

 5,009

 8,860,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 9,878,900

 $

 11,039,509

 Hotels, Resorts & Cruise Lines - 1.0%

 1,710,000

 Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/24 (144A)

 $

 1,870,312

 1,480,000

 NCL Corp, Ltd., 4.625%, 11/15/20 (144A)

 1,518,850

 1,680,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 1,713,600

 4,140,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 4,347,000

 $

 9,449,762

 Specialized Consumer Services - 0.4%

 4,275,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 4,371,188

 Total Consumer Services

 $

 24,860,459

 Media - 5.8%

 Advertising - 0.2%

 2,320,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 2,331,600

 Broadcasting - 1.8%

 6,170,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 6,532,488

 4,919,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 5,091,165

 2,693,000

 Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)

 2,783,889

 3,671,000

 Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)

 3,634,290

 $

 18,041,832

 Cable & Satellite - 2.8%

 6,925,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 $

 7,444,375

 2,005,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 2,135,325

 1,670,000

 CSC Holdings LLC, 6.625%, 10/15/25 (144A)

 1,841,175

 3,370,000

 DISH DBS Corp., 5.875%, 7/15/22

 3,668,043

 2,945,000

 Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)

 3,007,964

 2,195,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 2,300,470

 7,076,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 7,544,785

 $

 27,942,137

 Movies & Entertainment - 1.1%

 1,600,000

 AMC Entertainment Holdings, 6.125%, 5/15/27

 $

 1,645,840

 5,749,000

 Netflix Inc., 4.375% 11/15/26

 5,820,862

 2,895,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 2,985,469

 $

 10,452,171

 Total Media

 $

 58,767,740

 Retailing - 0.8%

 Specialty Stores - 0.5%

 3,285,000

 PetSmart, Inc., 8.875%, 6/1/25 (144A)

 $

 3,112,538

 2,710,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 2,452,550

 $

 5,565,088

 Automotive Retail - 0.3%

 2,900,000

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $

 2,965,250

 Total Retailing

 $

 8,530,338

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 2,241,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 2,201,782

 Total Food & Staples Retailing

 $

 2,201,782

 Food, Beverage & Tobacco - 1.7%

 Packaged Foods & Meats - 1.2%

 860,000

 Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)

 $

 897,625

 860,000

 Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)

 899,053

 2,425,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 2,485,625

 7,600,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 8,037,000

 $

 12,319,303

 Tobacco - 0.5%

 875,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 916,562

 3,985,000

 Alliance One International, Inc., 9.875%, 7/15/21

 3,576,538

 $

 4,493,100

 Total Food, Beverage & Tobacco

 $

 16,812,403

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 1,220,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,012,600

 1,100,000

 Revlon Consumer Products Corp., 6.25%, 8/1/24

 836,000

 $

 1,848,600

 Total Household & Personal Products

 $

 1,848,600

 Health Care Equipment & Services - 5.2%

 Health Care Services - 0.6%

 2,350,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 2,115,000

 2,365,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 2,317,700

 1,865,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,897,638

 $

 6,330,338

 Health Care Facilities - 3.2%

 800,000

 CHS, 6.25%, 3/31/23

 $

 820,000

 850,000

 CHS, 6.875%, 2/1/22

 728,875

 7,700,000

 CHS, Inc., 8.0%, 11/15/19

 7,709,625

 13,410,000

 HCA, Inc., 5.375%, 2/1/25

 14,281,650

 6,180,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 5,731,950

 1,795,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,929,625

 905,000

 Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)

 977,400

 $

 32,179,125

 Managed Health Care - 1.4%

 1,220,000

 Centene Corp., 4.75%, 1/15/25

 $

 1,271,850

 1,953,000

 Centene Corp., 5.625%, 2/15/21

 2,031,120

 1,325,000

 Centene Corp., 6.125%, 2/15/24

 1,440,938

 3,465,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 3,690,225

 5,195,000

 WellCare Health Plans, Inc., 5.25%, 4/1/25

 5,506,700

 $

 13,940,833

 Total Health Care Equipment & Services

 $

 52,450,296

 Pharmaceuticals, Biotechnology & Life Sciences - 2.2%

 Pharmaceuticals - 2.2%

 1,880,000

 Endo Dac, 6.0%, 2/1/25 (144A)

 $

 1,590,950

 2,601,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 2,402,024

 370,000

 Horizon Pharma Inc., 8.75% 11/1/24

 377,862

 1,230,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 1,165,425

 16,483,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 14,175,380

 935,000

 Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)

 986,425

 1,250,000

 Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)

 1,331,250

 $

 22,029,316

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 22,029,316

 Banks - 2.2%

 Diversified Banks - 2.0%

 600,000

 6.30

 Bank of America Corp., Floating Rate Note (Perpetual)

 $

 678,750

 3,175,000

 6.10

 Bank of America Corp., Floating Rate Note (Perpetual)

 3,500,438

 4,563,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 4,940,041

 1,138,000

 6.12

 Danske Bank AS, Floating Rate Note (Perpetual)

 1,227,381

 2,450,000

 6.00

 HSBC Holdings Plc, Floating Rate Note (Perpetual)

 2,569,682

 650,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 717,847

 4,775,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 5,225,664

 850,000

 7.38

 Societe Generale SA, Floating Rate Note (Perpetual) (144A)

 928,625

 $

 19,788,428

 Thrifts & Mortgage Finance - 0.2%

 2,067,000

 Provident Funding Associates LP, 6.375%, 6/15/25 (144A)

 $

 2,134,178

 Total Banks

 $

 21,922,606

 Diversified Financials - 2.6%

 Specialized Finance - 1.5%

 5,825,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 6,108,969

 7,220,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 7,400,500

 1,820,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,817,725

 $

 15,327,194

 Consumer Finance - 0.6%

 1,870,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 1,932,963

 3,913,000

 Ally Financial, Inc., 5.75%, 11/20/25

 4,186,910

 $

 6,119,873

 Diversified Capital Markets - 0.3%

 1,097,000

 7.12

 Credit Suisse Group AG, Floating Rate Note (Perpetual)

 $

 1,201,281

 1,791,000

 7.12

 UBS Group AG, Floating Rate Note (Perpetual)

 1,961,145

 $

 3,162,426

 Diversified Finance - 0.2%

 1,740,000

 MSCI, Inc., 4.75%, 8/1/26 (144A)

 $

 1,805,250

 Total Diversified Financials

 $

 26,414,743

 Insurance - 3.0%

 Reinsurance - 3.0%

 500,000

 4.81

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 506,550

 1,000,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 48,600

 1,200,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 57,000

 1,000,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 30,000

 750,000

 10.21

 Caelus Re V, Ltd., Floating Rate Note, 6/5/20 (Cat Bond) (144A)

 750,300

 3,600,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 389,520

 1,500,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 1,557,900

 4,500,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 91,800

 1,000,000

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/10/18 (f)(g)

 944,700

 1,000,000

 Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (f)(g)

 1,043,600

 3,639

 Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A) (f)(g)

 79,721

 600,000

 7.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 604,860

 600,000

 6.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 608,040

 250,000

 9.13

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 248,975

 250,000

 9.01

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 249,850

 600,000

 7.40

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 608,280

 2,400,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f)(g)

 281,280

 4,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f)(g)

 98,100

 1,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 1,597,950

 250,000

 12.00

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 295,615

 400,000

 12.56

 International Bank for Reconstruction & Development, Floating Rate Note, 7/15/20 (Cat Bond)

 400,800

 1,000,000

 11.15

 Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)

 1,018,400

 1,250,000

 9.95

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,291,250

 1,000,000

 7.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,009,300

 500,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/18 (f)(g)

 477,800

 500,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (f)(g)

 1,200

 500,000

 Limestone Re, Ltd., Variable Rate Notes, 8/31/21 (f)(g)

 510,100

 500,000

 Limestone Re, Ltd., Variable Rate Notes, 8/31/21 (f)(g)

 510,100

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 44,720

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f)(g)

 145,600

 800,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/20 (f)(g)

 828,400

 500,000

 Madison Re, Variable Rate Notes, 12/31/19 (f)(g)

 514,350

 1,000,000

 Madison Re. Variable Rate Notes, 3/31/19 (f)(g)

 63,500

 EURO

 500,000

 Oakmont Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 4/13/18 (f)(g)

 464,050

 1,100,000

 Pangaea 2017-1, Variable Rate Notes, 11/30/21 (f)(g)

 1,151,700

 4,500,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 20,250

 5,800,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 446,020

 2,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f)(g)

 107,600

 4,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 385,980

 450,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f)(g)

 439,020

 750,000

 Portrush Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/15/18 (f)(g)

 701,250

 1,500,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 25,500

 1,000,000

 5.37

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 989,600

 500,000

 Residential Reinsurance 2016, Ltd., Variable Rate Notes, 12/6/20 (Cat Bond) (144A)

 481,100

 800,000

 Resilience Re, Ltd., 4/7/18 (Cat Bond)

 743,440

 750,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 750,000

 7,345

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f)(g)

 54,824

 2,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)(g)

 131,760

 3,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 59,100

 1,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f)(g)

 1,054,100

 868,992

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (f)(g)

 879,594

 2,450,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f)(g)

 344,470

 1,000,000

 Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f)(g)

 952,700

 500,000

 4.53

 Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)

 502,050

 800,000

 6.00

 Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)

 800,400

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 174,800

 1,100,000

 Versutus 2017, Variable Rate Notes, 11/30/21 (f)(g)

 1,152,910

 400,000

 Wentworth Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/13/18 (f)(g)

 356,200

 $

 30,076,579

 Total Insurance

 $

 30,076,579

 Real Estate - 0.7%

 Diversified REIT - 0.3%

 2,772,152

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,883,038

 Specialized REIT - 0.2%

 2,075,000

 Uniti Group, Inc., 6.0%, 4/15/23 (144A)

 $

 2,137,250

 Residential REIT - 0.2%

 1,480,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,520,700

 Total Real Estate

 $

 6,540,988

 Software & Services - 3.1%

 Internet Software & Services - 1.4%

 3,225,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 3,354,000

 6,085,000

 j2 Cloud Services LLC, 8.0%, 8/1/20

 6,206,700

 3,690,000

 Rackspace, 8.625%, 11/15/24

 3,985,200

 $

 13,545,900

 IT Consulting & Other Services - 0.4%

 1,310,000

 Change Healthcare Holdings LLC, 5.75%, 3/1/25 (144A)

 $

 1,354,212

 1,645,000

 Dell International LLC, 5.875%, 6/15/21 (144A)

 1,725,194

 655,000

 j2 Cloud Services LLC, 6.0%, 7/15/25 (144A)

 682,019

 $

 3,761,425

 Data Processing & Outsourced Services - 1.1%

 2,848,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 2,961,920

 2,750,000

 First Data Corp., 5.0%, 1/15/24 (144A)

 2,860,000

 3,500,000

 First Data Corp., 5.75%, 1/15/24 (144A)

 3,696,875

 1,830,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,974,112

 $

 11,492,907

 Application Software - 0.2%

 2,245,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 2,430,212

 Total Software & Services

 $

 31,230,444

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.1%

 1,510,000

 CommScope Technologies LLC, 5.0%, 3/15/27 (144A)

 $

 1,513,775

 Computer Hardware Storage & Peripherals - 0.4%

 3,560,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 3,884,850

 Total Technology Hardware & Equipment

 $

 5,398,625

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductor Equipment - 0.4%

 4,225,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 4,424,166

 Semiconductors - 0.5%

 1,960,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 2,048,200

 2,350,000

 Micron Technology, Inc., 5.875%, 2/15/22

 2,444,000

 $

 4,492,200

 Total Semiconductors & Semiconductor Equipment

 $

 8,916,366

 Telecommunication Services - 5.5%

 Integrated Telecommunication Services - 2.5%

 1,840,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 1,949,250

 1,375,000

 Altice US Finance I Corp., 5.375%, 7/15/23 (144A)

 1,443,750

 1,055,000

 Altice US Finance I Corp., 5.5%, 5/15/26 (144A)

 1,118,300

 1,996,000

 CenturyLink, Inc., 5.8%, 3/15/22

 2,073,345

 3,300,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,562,977

 3,696,000

 Frontier Communications Corp., 8.5%, 4/15/20

 3,760,680

 2,500,000

 Frontier Communications Corp., 8.75%, 4/15/22

 2,198,438

 1,575,000

 SFR Group SA, 6.0%, 5/15/22 (144A)

 1,647,812

 3,990,000

 Windstream Corp., 7.5%, 6/1/22

 3,411,450

 2,975,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,432,062

 1,825,000

 Windstream Services LLC, 7.75%, 10/15/20

 1,752,000

 $

 25,350,064

 Wireless Telecommunication Services - 2.9%

 18,573,000

 Sprint Corp., 7.25%, 9/15/21

 $

 20,616,029

 3,445,000

 T-Mobile USA, Inc., 5.125%, 4/15/25

 3,651,700

 700,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 752,500

 860,000

 T-Mobile USA, Inc., 6.5%, 1/15/26

 956,750

 3,350,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,465,178

 $

 29,442,157

 Total Telecommunication Services

 $

 54,792,221

 Utilities - 3.4%

 Electric Utilities - 0.1%

 223,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 220,212

 1,385,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,000,662

 $

 1,220,874

 Gas Utilities - 1.2%

 1,025,000

 AmeriGas Partners LP, 5.5%, 5/20/25

 $

 1,035,250

 1,065,000

 DCP Midstream Operating LP, 2.7%, 4/1/19

 1,058,344

 1,785,000

 DCP Midstream Operating LP, 3.875%, 3/15/23

 1,740,375

 3,400,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 3,230,000

 3,585,000

 Ferrellgas LP, 6.75%, 1/15/22

 3,387,825

 1,550,000

 Ferrellgas LP, 6.75%, 6/15/23

 1,460,875

 $

 11,912,669

 Independent Power Producers & Energy Traders - 2.1%

 1,650,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,724,250

 6,267,000

 Calpine Corp., 5.75%, 1/15/25

 5,851,811

 3,002,000

 Dynegy, Inc., 8.0%, 1/15/25 (144A)

 2,971,980

 2,619,000

 NRG Energy, Inc., 6.25%, 5/1/24

 2,717,212

 350,000

 NRG Energy, Inc., 6.25%, 7/15/22

 367,062

 4,090,000

 NRG Energy, Inc., 6.625%, 1/15/27

 4,202,475

 710,000

 NRG Energy, Inc., 7.25%, 5/15/26

 750,825

 400,000

 NRG Energy, Inc., 7.875%, 5/15/21

 412,000

 354,340

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 381,802

 1,235,000

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (Step) (144A)

 1,284,400

 $

 20,663,817

 Total Utilities

 $

 33,797,360

 TOTAL CORPORATE BONDS

 (Cost $660,892,840)

 $

 690,152,145

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%

 12,550,000

 U.S. Treasury Bills, 8/24/17 (d)

 $

 12,542,206

 7,500,000

 U.S. Treasury Bills, 8/17/17 (d)

 7,496,760

 2,500,000

 U.S. Treasury Bills, 8/3/17 (d)

 2,499,870

 13,000,000

 1.37

 U.S. Treasury Note, Floating Rate Note, 4/30/18

 13,019,682

 $

 35,558,518

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $35,540,105)

 $

 35,558,518

 SENIOR FLOATING RATE LOAN INTERESTS - 5.8%**

 Energy - 0.6%

 Oil & Gas Drilling - 0.6%

 3,210,000

 7.22

 Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24

 $

 3,105,675

 2,863,910

 7.73

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 2,835,271

 $

 5,940,946

 Total Energy

 $

 5,940,946

 Materials - 0.5%

 Specialty Chemicals - 0.1%

 1,062,813

 3.30

 Axalta Coating Systems US Holdings, Inc., Term B-2 Dollar Loan, 6/30/24

 $

 1,068,429

 Steel - 0.4%

 3,415,586

 4.79

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 3,447,607

 Total Materials

 $

 4,516,036

 Capital Goods - 0.2%

 Building Products - 0.2%

 2,388,860

 4.30

 Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24

 $

 2,398,315

 Total Capital Goods

 $

 2,398,315

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 603,452

 3.98

 WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23

 $

 605,527

 Diversified Support Services - 0.0%+

 411,396

 5.00

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 405,225

 Total Commercial Services & Supplies

 $

 1,010,752

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.9%

 4,126

 3.24

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 4,157

 1,906,394

 3.98

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,914,734

 6,838,520

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24

 6,865,587

 $

 8,784,478

 Total Automobiles & Components

 $

 8,784,478

 Media - 0.1%

 Broadcasting - 0.1%

 1,376,750

 3.98

 Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24

 $

 1,372,734

 Total Media

 $

 1,372,734

 Retailing - 0.4%

 Automotive Retail - 0.4%

 4,307,569

 4.97

 CWGS Group LLC, Term Loan, 11/3/23

 $

 4,347,952

 Total Retailing

 $

 4,347,952

 Household & Personal Products - 0.6%

 Household Products - 0.2%

 2,082,500

 8.79

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 $

 2,095,516

 Personal Products - 0.4%

 3,954,106

 4.73

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 3,598,237

 Total Household & Personal Products

 $

 5,693,753

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.2%

 1,835,000

 4.55

 Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24

 $

 1,836,529

 Health Care Services - 0.6%

 1,138,872

 4.48

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,141,244

 704,603

 6.80

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 709,007

 2,505,825

 4.30

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,528,142

 1,328,445

 4.73

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,329,242

 $

 5,707,635

 Managed Health Care - 0.1%

 564,506

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (e)

 $

 553,216

 410,392

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)

 402,185

 $

 955,401

 Total Health Care Equipment & Services

 $

 8,499,565

 Insurance - 0.0%+

 Multi-line Insurance - 0.0%+

 362,295

 4.56

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 364,243

 Total Insurance

 $

 364,243

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 1,100,459

 5.98

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 1,037,527

 Total Software & Services

 $

 1,037,527

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 3,274,470

 3.48

 ON Semiconductor Corp., 2017 New Replacement Term Loan, 3/31/23

 $

 3,290,433

 Total Semiconductors & Semiconductor Equipment

 $

 3,290,433

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.5%

 5,000,000

 3.48

 Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24

 $

 5,026,565

 Wireless Telecommunication Services - 0.5%

 5,100,408

 3.98

 Virgin Media Bristol LLC, I Facility, 1/31/25

 $

 5,131,225

 Total Telecommunication Services

 $

 10,157,790

 Utilities - 0.1%

 Electric Utilities - 0.1%

 222,010

 3.98

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 $

 222,926

 968,562

 3.98

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 972,558

 $

 1,195,484

 Total Utilities

 $

 1,195,484

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $58,329,950)

 $

 58,610,008

 Shares

 RIGHTS/WARRANTS - 0.0%+

 Energy - 0.0%+

 Oil & Gas Exploration & Production - 0.0%+

 7,060

 Midstates Petroleum Company, Inc. Warrants, 4/21/20

 $

                          -

 Coal & Consumable Fuels - 0.0%+

 921

 Contura Energy, Inc., 7/26/23

 $

 25,788

 Total Energy

 $

 25,788

 Materials - 0.0%+

 Steel - 0.0%+

 4,728,525

 ANR Inc.

 $

                          -

 Total Materials

 $

                          -

 Health Care Equipment & Services - 0.0%+

 Health Care Services - 0.0%+

 2,136

 BioScrip, Inc., Warrants, Class A, 6/30/25 (c)

 $

                          -

 2,136

 BioScrip, Inc., Warrants, Class B, 6/30/25 (c)

                          -

 $

                          -

 Total Health Care Equipment & Services

 $

                          -

 TOTAL RIGHTS/WARRANTS

 (Cost $598,117)

 $

 25,788

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 3.8%

 Repurchase Agreements - 2.3%

 9,965,000

 $9,965,000 ScotiaBank, 1.04%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $4,095,657 Federal National Mortgage Association, 3.5% - 4.0%, 7/1/34-1/1/46

 $5,113,776 Freddie Mac Giant, 3.5% - 5.0%, 5/1/41-1/1/47

 $

 9,965,000

 3,100,000

 $3,100,000 RBC Capital Markets LLC, 1.03%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $2,753 Freddie Mac Giant, 4.0%, 6/1/47

 $1,040,314 Federal Home Loan Mortgage Corp., 2.445%, 4/1/43

 $1,545,342 Federal National Mortgage Association (ARM), 2.351-3.059%, 10/1/35-6/1/47

 $573,593 Government National Mortgage Association, 3.5%, 3/20/47

 3,100,000

 5,185,000

 $5,185,000 TD Securities USA LLC, 1.04%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $5,248,134 U.S. Treasury Notes, 1.875%, 10/31/22

 $40,647 Federal National Mortgage Association, 3.0%, 9/1/28

 5,185,000

 5,185,000

 $5,185,000 TD Securities USA LLC, 1.03%, dated 7/31/17 plus accrued interest on 8/1/17 collateralized by the following:

 $5,248,134 U.S. Treasury Notes, 1.875%, 10/31/22

 $40,647 Federal National Mortgage Association, 3.0%, 9/1/28

 5,185,000

 $

 23,435,000

 Commercial Paper - 1.5%

 2,515,000

 Societe Generale Commercial Paper, 8/1/17 (d)

 $

 2,514,919

 2,515,000

 Natixis NY Commercial Paper, 8/1/17 (d)

 2,514,921

 2,515,000

 Swedbank AB Commercial Paper, 8/1/17 (d)

 2,514,922

 2,515,000

 Prudential Funding Commercial Paper, 8/1/17 (d)

 2,514,922

 4,470,000

 Federation Commercial Paper, 8/1/17 (d)

 4,469,858

 $

 14,529,542

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $37,965,000)

 $

 37,964,542

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 (Cost $952,928,869) (a)

 $

 995,369,072

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 10,100,844

 TOTAL NET ASSETS - 100.0%

 $

 1,005,469,915

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2017, the value of these securities amounted to $11,858,810 or 1.2% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay in kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2017, the value of these securities amounted to $325,631,568 or 32.4% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $952,928,869 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              67,163,942

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (24,723,739)

 Net unrealized appreciation

 $

              42,440,203

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes To Financial Statements — Note 1A.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default.

 (f)

 Structured reinsurance investment. At July 31, 2017, the value of these securities amounted to $18,217,769 or 1.8% of total net assets.

 (g)

 Rate to be determined.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Unrealized Appreciation

          27,344,180

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/19

  $         1,859,192

  $         158,863

           5,919,200

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

               136,734

             310,788

  $      1,995,926

  $       469,651

                                   (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                                   (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
95,772,956

$
-

$
95,772,956

 Preferred Stocks

   Transportation

     Air Freight & Logistics

-

1,531,416

-

1,531,416

   Diversified Financials

     Consumer Finance

2,597,785

-

-

2,597,785

 Convertible Preferred Stocks

-

-

-

-

   Health Care Equipment & Services

     Health Care Services

-

-

68,885

68,885

   All Other Convertible Preferred Stocks

14,266,545

-

-

14,266,545

 Common Stocks

   Energy

     Oil & Gas Exploration & Production

24,886

905,718

-

930,604

   Capital Goods

     Industrial Machinery

-

-

737

737

   Transportation

     Air Freight & Logistics

-

650,387

-

650,387

   All Other Common Stocks

37,685,759

-

-

37,685,759

 Asset Backed Securities

-

1,757,364

-

1,757,364

 Collateralized Mortgage Obligations

-

17,795,633

-

17,795,633

 Corporate Bonds

-

   Insurance

     Reinsurance

-

10,365,370

19,711,209

30,076,579

   All Other Corporate Bonds

-

660,075,566

-

660,075,566

 U.S. Government and Agency Obligations

-

35,558,518

-

35,558,518

 Senior Floating Rate Loan Interests

-

58,610,008

-

58,610,008

 Rights/Warrants*

-

25,788

-

25,788

 Commercial Paper

-

14,529,542

-

14,529,542

 Repurchase Agreements

-

23,435,000

-

23,435,000

 Total

$
54,574,975

$
921,013,266

$
19,780,831

$
995,369,072

 * Security is valued at $0.

 Other Financial Instruments

 Unrealized depreciation on futures contracts

$
(418,835
)

$
-

$
-

$
(418,835
)

 Unrealized appreciation on swap contracts

-

469,651

-

469,651

 Total Other Financial Instruments

$
(418,835
)

$
469,651

$
-

$
50,816

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Convertible Preffered Stocks

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/16

$
67,755

$
737

$
39,958,452

$
40,026,944

 Realized gain (loss)1

-

-

7,345

7,345

 Change in unrealized appreciation (depreciation)2

1,130

-

(799,111
)

(797,981
)

 Purchases

-

-

15,664,199

15,664,199

 Sales

-

-

(35,119,676
)

(35,119,676
)

 Changes between Level 3*

-

-

-

-

 Balance as of 7/31/17

$
68,885

$
737

$
19,711,209

$
19,780,831

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values. During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/17

$
599,476

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 27, 2017 * Print the name and title of each signing officer under his or her signature.